Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

SPDR Portfolio Small Cap ETF

Supplement dated May 22, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented or revised from time to time

Effective immediately, the section entitled “Fund Performance” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.

Annual Total Returns (years ended 12/31)*

Highest Quarterly Return: 9.68% (Q4, 2014)

Lowest Quarterly Return: -11.81% (Q3, 2015)

*	As of 9/30/2018, the Fund’s Calendar Year-To-Date return was 11.24%.

Average Annual Total Returns (for periods ended 12/31/17)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 2000 Index (the “Previous Benchmark Index”) to the SSGA Small Cap Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the new index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index.

	One Year	Since Inception (7/8/13)
Return Before Taxes	15.38%	11.54%
Return After Taxes on Distributions	14.76%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares	8.84%	8.82%
SSGA Small Cap Index/Russell 2000 Index(1) (reflects no deduction for fees, expenses or taxes)	15.39%	11.49%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	11.33%
(1)	Returns shown are reflective of the Index for periods beginning November 16, 2017 and the Previous Benchmark Index for periods prior to November 16, 2017.

SPDR(R) Portfolio Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

SPDR Portfolio Small Cap ETF

Supplement dated May 22, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented or revised from time to time

Effective immediately, the section entitled “Fund Performance” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.

Annual Total Returns (years ended 12/31)*

Highest Quarterly Return: 9.68% (Q4, 2014)

Lowest Quarterly Return: -11.81% (Q3, 2015)

*	As of 9/30/2018, the Fund’s Calendar Year-To-Date return was 11.24%.

Average Annual Total Returns (for periods ended 12/31/17)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 2000 Index (the “Previous Benchmark Index”) to the SSGA Small Cap Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the new index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index.

	One Year	Since Inception (7/8/13)
Return Before Taxes	15.38%	11.54%
Return After Taxes on Distributions	14.76%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares	8.84%	8.82%
SSGA Small Cap Index/Russell 2000 Index(1) (reflects no deduction for fees, expenses or taxes)	15.39%	11.49%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	11.33%
(1)	Returns shown are reflective of the Index for periods beginning November 16, 2017 and the Previous Benchmark Index for periods prior to November 16, 2017.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and another index measuring market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.spdrs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.68% (Q4, 2014) Lowest Quarterly Return: -11.81% (Q3, 2015)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 2000 Index (the “Previous Benchmark Index”) to the SSGA Small Cap Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the new index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 2000 Index (the “Previous Benchmark Index”) to the SSGA Small Cap Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the new index. Performance of the Fund prior to November 16, 2017 is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index.
SPDR(R) Portfolio Small Cap ETF | SPDR(R) Portfolio Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	4.95%	[1]
2015	rr_AnnualReturn2015	(4.34%)	[1]
2016	rr_AnnualReturn2016	21.49%	[1]
2017	rr_AnnualReturn2017	15.38%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.81%)
One Year	rr_AverageAnnualReturnYear01	15.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013
SPDR(R) Portfolio Small Cap ETF | Return After Taxes on Distributions | SPDR(R) Portfolio Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013
SPDR(R) Portfolio Small Cap ETF | Return After Taxes on Distributions and Sale of Fund Shares | SPDR(R) Portfolio Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013
SPDR(R) Portfolio Small Cap ETF | SSGA Small Cap Index/Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.39%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013	[2]
SPDR(R) Portfolio Small Cap ETF | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2013

[1]	As of 9/30/2018, the Fund’s Calendar Year-To-Date return was 11.24%.
[2]	Returns shown are reflective of the Index for periods beginning November 16, 2017 and the Previous Benchmark Index for periods prior to November 16, 2017.